PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Solution 2035 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 8.5%
765,885  Vanguard FTSE
Developed Markets
ETF
$ 40,446,387
6.5
199,891  Vanguard Long-Term
Treasury ETF
12,301,292
2.0
Total Exchange-Traded
Funds
(Cost $42,075,295)
52,747,679
8.5
MUTUAL FUNDS : 91.5%
Affiliated Investment Companies : 91.5%
1,766,310  Voya High Yield Bond
Fund - Class R6
12,417,161
2.0
11,009,830  Voya Intermediate
Bond Fund - Class R6
98,868,272
16.0
2,907,605  Voya Large Cap Value
Portfolio - Class R6
18,666,824
3.0
1,739,504  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
18,647,488
3.0
6,610,032  Voya Multi-Manager
International Equity
Fund - Class I
74,362,857
12.0
1,422,331  Voya Multi-Manager
Mid Cap Value Fund
- Class I
15,489,190
2.5
241,800  Voya Russell
TM
Large
Cap Growth Index
- Class I
18,579,897
3.0
130,772
(1)
Voya Small Cap
Growth Fund - Class
R6
6,222,137
1.0
751,460  Voya Small Company
Fund - Class R6
12,406,604
2.0
8,213,886  Voya U.S. Stock Index
Portfolio - Class I
164,524,136
26.5
2,561,417  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
24,615,213
4.0
591,139  VY
®
Invesco Comstock
Portfolio - Class I
12,490,768
2.0
2,134,227  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
61,956,596
10.0
1,445,248  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
15,406,347
2.5
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
131,869  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 12,382,502
2.0
Total Mutual Funds
(Cost $514,315,908)
567,035,992
91.5
Total Long-Term
Investments
(Cost $556,391,203)
619,783,671
100.0
Total Investments in
Securities
(Cost $556,391,203) $ 619,783,671 100.0
Liabilities in Excess
of Other Assets (104,700) 0.0
Net Assets $ 619,678,971 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Solution 2035 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 52,747,679 $ — $ — $ 52,747,679
Mutual Funds 567,035,992 — — 567,035,992
Total Investments, at fair value $ 619,783,671 $ — $ — $ 619,783,671
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 11,582,297 $ 1,679,956 $ (1,020,223) $ 175,131 $ 12,417,161 $ 602,958 $ 37,753 $ —
Voya Intermediate Bond Fund -
Class R6
79,521,179 25,850,039 (10,264,975) 3,762,029 98,868,272 3,211,979 (1,368,548) —
Voya Large Cap Value Portfolio -
Class R6
17,610,932 1,415,739 (5,460,041) 5,100,194 18,666,824 37,349 (3,148,487) 892,974
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
29,217,667 842,321 (15,805,139) 4,392,639 18,647,488 — (2,706,915) —
Voya Multi-Manager International
Equity Fund - Class I
34,607,761 39,974,129 (8,708,490) 8,489,457 74,362,857 — (1,780,809) —
Voya Multi-Manager International
Factors Fund - Class I
40,674,015 1,578,536 (43,868,968) 1,616,417 — — 910,347 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
11,513,854 7,031,014 (5,410,478) 2,354,800 15,489,190 — (599,786) —
Voya Russell
TM
Large Cap Growth
Index - Class I
17,916,410 1,676,831 (3,054,066) 2,040,722 18,579,897 74,302 1,382,393 651,508
Voya Small Cap Growth Fund -
Class R6
5,936,683 137,541 (778,429) 926,342 6,222,137 — 159,477 —
Voya Small Company Fund - Class
R6
11,885,845 1,231,999 (1,711,748) 1,000,508 12,406,604 — 208,826 —
Voya U.S. Stock Index Portfolio -
Class I
143,315,127 35,502,586 (29,519,207) 15,225,630 164,524,136 132,268 2,673,654 12,205,369
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
28,204,300 4,980,558 (10,385,839) 1,816,194 24,615,213 1,051,385 (1,930,080) —
VY
®
Invesco Comstock Portfolio -
Class I
17,530,366 1,447,887 (6,927,932) 440,447 12,490,768 10,806 393,096 1,085,214
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
57,898,732 3,115,845 (5,616,401) 6,558,420 61,956,596 261,141 (285,591) 723,339
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
11,654,664 8,497,970 (7,150,463) 2,404,176 15,406,347 — (2,097,294) 1,528,183
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
17,810,998 1,940,484 (10,035,018) 2,666,038 12,382,502 — (769,756) 1,124,097
$ 536,880,830 $ 136,903,435 $ (165,717,417) $ 58,969,144 $ 567,035,992 $ 5,382,188 $ (8,921,720) $ 18,210,684
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
3
Voya Solution 2035 Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 63,820,130
Gross Unrealized Depreciation (427,662)
Net Unrealized Appreciation $ 63,392,468